CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Share Capital	Share Premium	Accumulated Deficit	Share Option Reserve	Equity Accounted Warrants	Merger Reserve	Foreign Currency Translation Reserve
Beginning balance at Sep. 30, 2021	$ (223,751)	$ 841	$ 2,797,342	$ (3,966,750)	$ 938,009			$ 6,807
Comprehensive loss for the year
Loss for the year	(3,577,590)			(3,577,590)
Other comprehensive loss	(245,632)							(245,632)
Contributions by and distributions to owners
Shares issued for cash	5,155,544	72	5,155,472
Conversion from convertible loan note	919,970	26	919,944
Shares issued to employee	121,535	1	121,534
Share based payments	362,364				362,364
Ending balance at Sep. 30, 2022	2,512,440	940	8,994,292	(7,544,340)	1,300,373			(238,825)
Comprehensive loss for the year
Loss for the year	(222,097,491)			(222,097,491)
Other comprehensive loss	(24,402)							(24,402)
Contributions by and distributions to owners
Conversion from convertible loan note	6,296,437	190	6,296,247
Loss on disposal of affiliate	(4,441)			(4,441)
Recapitalization at the Business Combination	116,921,320	4,417	103,732,715			$ 345,218	$ 12,838,970
Shares issued under FPA agreement	1,943,046	243	1,942,803
Share based payments	76,015,474				76,015,474
Ending balance at Sep. 30, 2023	$ (18,437,617)	$ 5,790	$ 120,966,057	$ (229,646,272)	$ 77,315,847	$ 345,218	$ 12,838,970	$ (263,227)